Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	June 2013
Distribution Date	07/15/13
Transaction Month	9
30/360 Days	30
Actual/360 Days	28

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	September 22, 2012
Closing Date:	October 17, 2012

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,580,559,886.92	84,244	3.91%	56.26
Original Adj. Pool Balance:		$1,556,359,840.59

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$337,000,000.00	21.322%	0.23000%		October 15, 2013
Class A-2 Notes	Fixed	$499,000,000.00	31.571%	0.40000%		August 17, 2015
Class A-3 Notes	Fixed	$451,000,000.00	28.534%	0.53000%		April 17, 2017
Class A-4 Notes	Fixed	$151,080,000.00	9.559%	0.73000%		June 15, 2018
Class B Notes	Fixed	$28,790,000.00	1.822%	1.06000%		June 15, 2018
Class C Notes	Fixed	$44,360,000.00	2.807%	1.42000%		February 15, 2019
Total Securities		$1,511,230,000.00	95.614%

Overcollateralization		$45,129,840.59	2.855%
YSOA		$24,200,046.33	1.531%
Total Original Pool Balance		$1,580,559,886.92	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$462,589,825.91	0.9270337	$420,405,074.68	0.8424951	$42,184,751.23
Class A-3 Notes	$451,000,000.00	1.0000000	$451,000,000.00	1.0000000	$-
Class A-4 Notes	$151,080,000.00	1.0000000	$151,080,000.00	1.0000000	$-
Class B Notes	$28,790,000.00	1.0000000	$28,790,000.00	1.0000000	$-
Class C Notes	$44,360,000.00	1.0000000	$44,360,000.00	1.0000000	$-
Total Securities	$1,137,819,825.91	0.7529098	$1,095,635,074.68	0.7249956	$42,184,751.23

Weighted Avg. Coupon (WAC)	3.94%		3.94%
Weighted Avg. Remaining Maturity (WARM)	48.81		47.92
Pool Receivables Balance	$1,201,658,746.20		$1,156,856,934.74
Remaining Number of Receivables	74,953		73,697

Adjusted Pool Balance	$1,185,228,985.32		$1,141,286,536.12

III. COLLECTIONS

Principal:
Principal Collections	$43,337,313.60
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$898,411.19
Total Principal Collections	$44,235,724.79

Interest:
Interest Collections	$3,876,938.03
Late Fees & Other Charges	$58,443.08
Interest on Repurchase Principal	$-
Total Interest Collections	$3,935,381.11

Collection Account Interest	$345.73
Reserve Account Interest	$63.94
Servicer Advances	$-

Total Collections	$48,171,515.57

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Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	June 2013
Distribution Date	07/15/13
Transaction Month	9
30/360 Days	30
Actual/360 Days	28

IV. DISTRIBUTIONS

Total Collections	$48,171,515.57
Reserve Account Available	$7,781,799.20
Total Available for Distribution	$55,953,314.77

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$1,001,382.29		$1,001,382.29	$1,001,382.29
Collection Account Interest					$345.73
Late Fees & Other Charges					$58,443.08
Total due to Servicer					$1,060,171.10

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$154,196.61		$154,196.61
Class A-3 Notes		$199,191.67		$199,191.67
Class A-4 Notes		$91,907.00		$91,907.00

Total Class A interest:		$445,295.28		$445,295.28	$445,295.28

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$25,431.17		$25,431.17	$25,431.17

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$52,492.67		$52,492.67	$52,492.67

Available Funds Remaining:					$46,588,125.35

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$42,184,751.23

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$42,184,751.23
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$42,184,751.23		$42,184,751.23
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal				$42,184,751.23

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					4,403,374.12

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$16,429,760.88
Beginning Period Amount	$16,429,760.88
Current Period Amortization	$859,362.26
Ending Period Required Amount	$15,570,398.62
Ending Period Amount	$15,570,398.62
Next Distribution Date Amount	$14,736,223.81

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Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	June 2013
Distribution Date	07/15/13
Transaction Month	9
30/360 Days	30
Actual/360 Days	28

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,781,799.20
Beginning Period Amount	$7,781,799.20
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,781,799.20
Ending Period Amount	$7,781,799.20

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$47,409,159.41	$45,651,461.44	$45,651,461.44
Overcollateralization as a % of Original Adjusted Pool	3.05%	2.93%	2.93%
Overcollateralization as a % of Current Adjusted Pool	4.00%	4.00%	4.00%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.97%	72,938	98.73%	$1,142,166,937.09
30 - 60 Days	0.83%	611	1.02%	$11,760,413.73
61 - 90 Days	0.17%	126	0.22%	$2,488,619.51
91 + Days	0.03%	22	0.04%	$440,964.41
		73,697		$1,156,856,934.74
Total
Delinquent Receivables 61 + days past due	0.20%	148	0.25%	$2,929,583.92
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.15%	109	0.18%	$2,119,349.12
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.16%	123	0.20%	$2,500,523.87
Three-Month Average Delinquency Ratio	0.17%		0.21%

Repossession in Current Period		41		$786,621.77
Repossession Inventory		64		$600,807.42

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,464,497.86
Recoveries				$(898,411.19)
Net Charge-offs for Current Period				$566,086.67

Beginning Pool Balance for Current Period				$1,201,658,746.20

Net Loss Ratio				0.57%
Net Loss Ratio for 1st Preceding Collection Period				0.21%
Net Loss Ratio for 2nd Preceding Collection Period				0.32%
Three-Month Average Net Loss Ratio for Current Period				0.36%

Cumulative Net Losses for All Periods				$4,176,249.51
Cumulative Net Losses as a % of Initial Pool Balance				0.26%

Principal Balance of Extensions				$5,087,712.34
Number of Extensions				251

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